Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ 306,924,335	$ 44,640,292	¥ 349,057,432	¥ 133,481,062
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	184,786,337	26,876,059	589,303,416	83,026,593
Net cash provided by (used in) investing activities	(1,638,647,370)	(238,331,376)	(162,905,838)	(272,038,829)
Net cash provided by (used in) financing activities	4,091,130,023	595,030,182	685,689,204	187,146,514
Effect of exchange rate changes on cash and cash equivalents and restricted cash	110,476,450	16,068,133	(25,403,473)
Net increase (decrease) in cash and cash equivalents and restricted cash	2,747,745,440	399,642,998	1,086,683,309	(1,865,722)
Cash and cash equivalents and restricted cash at beginning of the year	1,132,683,522	164,741,986	46,000,213	47,865,935
Cash and cash equivalents and restricted cash at end of the year	3,880,428,962	564,384,984	1,132,683,522	46,000,213
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	302,692,065	44,024,735	341,009,811	128,905,984
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	3,682,656	535,620
Net cash provided by (used in) investing activities	(2,818,225,871)	(409,893,953)
Net cash provided by (used in) financing activities	3,576,481,519	520,177,663
Effect of exchange rate changes on cash and cash equivalents and restricted cash	108,586,347	15,793,229
Net increase (decrease) in cash and cash equivalents and restricted cash	870,524,651	126,612,559
Cash and cash equivalents and restricted cash at end of the year	870,524,651	126,612,559
Parent Company [Member] | Variable Interest Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ (296,639,027)	$ (43,144,358)	¥ (341,009,811)	¥ (128,905,984)